Property and Equipment Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Leasehold improvements	$ 7,977	$ 7,160
Property and equipment, gross	102,707	97,274
Accumulated depreciation	61,158	59,283
Property and equipment, net	41,549	37,991
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Machinery and equipment, gross	48,159	48,252
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Machinery and equipment, gross	6,636	6,324
Building
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 39,935	$ 35,538